Bond due to related parties	12 Months Ended
Mar. 31, 2025
Bond Due To Related Parties
Bond due to related parties

13.	Bond due to related parties

On September 24, 2024, the Company entered into a one-year bond purchase agreement with Bin Fu, Xuejun Ji and Peng Wang, the management of the company, relating to the issue and sale of a bond in the principal amount of $200,000, $400,000, and $400,000, respectively, $1,000,000 in total, at a purchase price of $1,000,000. The annual interest rate is 6%, and the bond and related interest will be due on September 23, 2025. By the end of March 31, 2025, the Company received the principal amount of $200,000 from Bin Fu, and $400,000 from Xuejun Ji, and accrued related interest for the amount of $9,000 and $3,000, respectively. The bond does not have any conversion feature.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS